Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivatives
Schedule of Interest Rate Cap collateral balances held

	September 30, 2018
(Millions)	Collateral Balances Held	S & P Rating(1)
Barclays Bank Plc	$0.2	A
Nordea Bank Abp	0.1	AA-
Total	$0.3

(1)Standard & Poor’s ratings as detailed above are: "AA-" (Very Strong, which is the fourth highest of twenty-three creditworthiness ratings) and "A" (Strong, which is the sixth highest of twenty-three credit worthiness ratings).

	2017
	Collateral Balances Held	S & P Rating(1)
	(Millions)
Barclays Bank Plc	$0.2	A-
Nordea Bank Finland Plc	0.1	AA-
Total	$0.3
(1)

Standard & Poor’s ratings as detailed above are: “AA−” (Very Strong, which is the fourth highest of twenty-three creditworthiness ratings) and “A−” (Strong, which is the seventh highest of twenty-three credit worthiness ratings).

Schedule of classification and amount of fair value of derivatives not designated as hedging instruments within Consolidated Balance Sheets

(Millions)	September 30, 2018			December 31, 2017
			Liability			Liability
Derivatives not designated as hedging		Asset derivative at	derivative at		Asset derivative	derivative at
instruments	Notional Value	fair value(1)	fair value(2)	Notional Value	at fair value(1)	fair value(2)
Interest rate cap	$250.0	$0.4	$—	$250.0	$0.3	$—
Foreign currency swaps	$45.0	$—	$8.2	$45.0	$—	$10.6
Weather derivatives	$115.7	$3.0	$—	$113.3	$4.2	$—

 (1)Asset derivatives are classified within Other assets within the Company’s Consolidated Balance Sheets at September 30, 2018 and December 31, 2017.

(2)Liability derivatives are classified within Other liabilities within the Company’s Consolidated Balance Sheets at September 30, 2018 and December 31, 2017.

	2017			2016
			Liability			Liability
Derivatives not			derivative at			derivative at
designated as hedging		Asset derivative	fair		Asset derivative	fair
instruments	Notional Value	at fair value(1)	value(2)	Notional Value	at fair value(1)	value(2)
	(Millions)
Interest rate cap	$250.0	$0.3	$—	$250.0	$1.7	$—
Foreign currency swaps	$45.0	$—	$10.6	$100.0	$5.2	$—
Weather derivatives	$113.3	$4.2	$—	$97.8	$5.8	$—
(1)	Asset derivatives are classified within Other assets within the Company’s Consolidated Balance Sheets at December 31, 2017 and 2016.
(2)	Liability derivatives are classified within Other liabilities within the Company’s Consolidated Balance Sheets at December 31, 2017 and 2016.

Schedule of classification and net impact on earnings, recognized in Consolidated Statements of (Loss) Income relating to derivatives

		For the Three Months		For the Nine Months
(Millions)		Ended September 30,		Ended September 30,
Derivatives not designated as hedging instruments	Classification of gains (losses) recognized in
	earnings	2018	2017	2018	2017
Interest rate cap	Other revenues	$—	$(0.1)	$0.2	$(1.3)
Foreign currency swaps	Net foreign exchange gains (losses)	$(0.1)	$(3.4)	$2.9	$(10.2)
Foreign currency forwards(1)	Net foreign exchange gains (losses)	$—	$—	$—	$(0.3)
Weather derivatives	Other revenues	$1.8	$8.0	$4.2	$2.4

 (1) There were no Foreign currency forwards at September 30, 2018 or at December 31, 2017 on the Consolidated Balance Sheets.

Derivatives not designated as
hedging
instruments	Classification of gains (losses) recognized in earnings	2017	2016	2015
	(Millions)
Interest rate cap	Other revenues	$(1.5)	$(0.2)	$(2.2)
Foreign currency swaps	Net foreign exchange gains (losses)	$(11.3)	$6.6	$(0.1)
Foreign currency forwards(1)	Net foreign exchange gains (losses)	$(0.3)	$—	$—
Weather derivatives	Other revenues	$(1.5)	$5.2	$1.9
(1)	There were no Foreign currency forwards at December 31, 2017 and an insignificant amount at December 31, 2016 on the Consolidated Balance Sheets.